SHORT-TERM BANK DEPOSITS (Schedule of Short-Term Bank Deposits) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short-term bank deposits [Abstract]
USD bank deposits		$ 1,163
Short-term bank deposits		$ 1,163